Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

6. Commitments and Contingencies

Legal Proceedings

The Company is not a party to any material litigation and does not have contingency reserves established for any litigation liabilities as of March 31, 2022 and December 31, 2021.

11. Commitments and Contingencies

Purchase Commitments

As of December 31, 2021, the Company had purchase commitments of approximately $27.0 million, primarily related to R&D programs, capital improvements and procurement of BB satellite components of which the Company expects to pay $12.9 million during 2022 and $14.1 million during 2023.

Legal Proceedings

The Company is not a party to any material litigation and does not have contingency reserves established for any litigation liabilities as of December 31, 2021 and 2020.